Financial instruments - Schedule of valuation technique and inputs for financial assets measured at fair value (Details) - Recurring fair value measurement - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial assets	$ 429	$ 417
Financial liabilities	3,013	0
Level 3
Disclosure of financial assets [line items]
Financial assets	429	417
Financial liabilities	0	0
Level 3 | Market-based fair value approach
Disclosure of financial assets [line items]
Financial assets	429	417
Level 2
Disclosure of financial assets [line items]
Financial assets	0	0
Financial liabilities	3,013	0
Level 2 | Discounted cash flow method
Disclosure of financial assets [line items]
Financial assets	0	0
Financial liabilities	$ 3,013	$ 0